Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Profit before tax	£ 2,677	£ 3,132
Adjustment for non-cash items	2,586	5,832
Net (increase)/decrease in loans and advances at amortised cost	(2,723)	8,081
Net increase in deposits at amortised cost	22,214	16,241
Net decrease in debt securities in issue	(2,575)	(1,635)
Changes in other operating assets and liabilities	10,137	308
Corporate income tax (paid)/received	(66)
Corporate income tax (paid)/received		174
Net cash from operating activities	32,250	32,133
Net cash from investing activities	(7,383)	(11,947)
Net cash from financing activities	(67)	(1,114)
Effect of exchange rates on cash and cash equivalents	(1,622)	(6,546)
Net increase in cash and cash equivalents	23,178	12,526
Cash and cash equivalents at beginning of the period	208,412	219,854
Cash and cash equivalents at end of the period	£ 231,590	£ 232,380